Leases (Tables)	12 Months Ended
Jun. 30, 2025
Lease [Abstract]
Schedule of movement in right-of-use assets	(a) Movement in right-of-use assets
The company principally leases warehouses, office buildings, plant and machinery, cars and distribution vehicles in the ordinary course of business.

	Land and buildings $ million	Plant and equipment $ million	Total $ million
At 30 June 2023	426	237	663
Exchange differences	(6)	(3)	(9)
Additions	106	60	166
Disposals	(11)	(2)	(13)
Depreciation	(71)	(50)	(121)
At 30 June 2024	444	242	686
Exchange differences	12	11	23
Additions	73	83	156
Reclassification within property, plant and equipment	—	(79)	(79)
Reclassification to assets held for sale	(1)	(4)	(5)
Depreciation	(74)	(52)	(126)
At 30 June 2025	454	201	655

Lease liabilities	(b) Lease liabilities

	2025 $ million	2024 $ million
Current lease liabilities	(112)	(95)
Non-current lease liabilities	(541)	(509)
	(653)	(604)